Unaudited Condensed Consolidated Balance Sheets - USD ($) $ in Thousands		Mar. 31, 2024	Sep. 30, 2023
CURRENT ASSETS:
Cash and cash equivalents		$ 2,087,081	$ 6,552,708
Accounts receivable, net		222,249	39,331
Contract assets		448,187	423,532
Inventories		434,211	153,851
Prepayments and other current assets		6,224,697	4,869,347
TOTAL CURRENT ASSETS		9,428,834	12,053,846
NON-CURRENT ASSETS:
Property and equipment, net		122,907	314,652
Intangible assets, net		23,083
Long-term investments		5,276,394	5,247,866
Operating lease right-of-use assets, net		1,016,123	1,358,342
Prepayments and other non-current assets		572,593	473,387
TOTAL NON-CURRENT ASSETS		7,011,100	7,394,247
TOTAL ASSETS		16,439,934	19,448,093
CURRENT LIABILITIES:
Short-term bank loans		34,071	33,717
Long-term bank loans - current portion		365,636
Accounts payable		1,151,373	974,314
Deferred revenue		2,751,584	3,988,699
Accrued expenses and other liabilities		1,048,514	1,041,832
Refund liabilities		250,556	333,030
Loan from third parties		70,990	15,064
Operating lease liabilities-current		382,090	551,384
Taxes payable		4,096,841	3,877,710
TOTAL CURRENT LIABILITIES		10,151,655	10,815,750
NON-CURRENT LIABILITIES:
Operating lease liabilities-non-current		691,775	882,617
Long-term bank loans - non-current portion		2,875,227	3,207,237
Long-term loan from third party		40,673	102,535
TOTAL NON-CURRENT LIABILITIES		3,715,933	4,256,078
TOTAL LIABILITIES		13,867,588	15,071,828
COMMITMENTS AND CONTINGENCIES
EQUITY:
Ordinary shares value	[1]
Additional paid in capital		19,450,741	19,467,664
Statutory reserves		1,089,546	1,007,027
Accumulated deficit		(16,676,901)	(14,835,585)
Accumulated other comprehensive loss		(1,230,180)	(1,221,021)
TOTAL SHAREHOLDERS’ EQUITY		2,643,111	4,427,990
Non-controlling interests		(70,765)	(51,725)
TOTAL EQUITY		2,572,346	4,376,265
TOTAL LIABILITIES AND EQUITY		16,439,934	19,448,093
Related Party
CURRENT ASSETS:
Accounts receivable - related parties		12,409	15,077
NON-CURRENT LIABILITIES:
Due to a related party		108,258	63,689
Class A Ordinary Shares
EQUITY:
Ordinary shares value		7,890	7,890
Class B Ordinary Shares
EQUITY:
Ordinary shares value		$ 2,015	$ 2,015

[1]	Retroactively restated for ten-for-one share consolidation with effective date of April 18, 2024.